Certain Transactions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended	0 Months Ended
	Sep. 30, 2012	May 04, 2012	Jun. 30, 2012 BluePhoenix Knowledge Management Systems Ltd. [Member]	Jun. 30, 2012 Lake Union [Member]	Jun. 30, 2012 Prescott [Member]	Jun. 30, 2012 Columbia [Member]	Apr. 30, 2011 Previous Debt, Due May 2012 [Member]	May 04, 2012 Assignment and Assumption Debt Agreement [Member]	May 04, 2012 Assignment and Assumption Debt Agreement [Member] Lender or Company Conversion [Member]	May 04, 2012 Assignment and Assumption Debt Agreement [Member] Lender Only Conversion [Member]	May 04, 2012 Bridge Loan from Three Shareholders [Member]	Sep. 30, 2012 Additional Loans from Three Shareholders [Member]
Certain Transactions [Line Items]
Debt instrument, face amount							$ 5,000	$ 5,000			$ 500	$ 1,500
Maturity date							May 31, 2012	May 01, 2014
Annual interest rate								6.00%			7.00%	8.00%
Weighted average price per share measurement period for conversion price determination									20 days	30 days	30 days
Debt conversion, price per share				$ 0	$ 0	$ 0		$ 3	$ 3	$ 3	$ 3
Debt conversion, conversion window									3 months	120 days
Percent of share capital entitled to lenders after debt conversion window closes								18.70%
Fair value of embedded derivative		3,700
Debt conversion, shares issued				1,221,027	1,230,820	1,226,545
Common stock, price per share				$ 1.56	$ 1.56	$ 1.56
Conversions of loans to equity	9,599
Total consideration for sale of subsidiary			550
Loss on sale of subsidiary			$ 1,123